Pension benefits - Change in Projected Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations at beginning of period	$ 60	$ 130
Interest cost	2	3	$ 4
Service cost	2	7	12
Benefits paid	(2)	(3)
Change in unrecognized actuarial gain	(3)	(28)
Settlement	(24)	(54)
Foreign currency translations	3	5
Projected benefit obligations at end of period	$ 38	$ 60	$ 130